UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23377

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust I
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

Aztlan Global Stock Selection DM SMID ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 Aztlan Global Stock Selection DM SMID ETF Ticker: AZTD (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Aztlan Global Stock Selection DM SMID ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.aztlanetfs.com/aztd/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan Global Stock Selection DM SMID ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan Global Stock Selection DM SMID ETF	$85	0.75%

Cumulative Performance

(Initial Investment of $10,000)

Aztlan Global Stock Selection DM SMID ETF (NAV) - $13,960
Solactive Aztlan Global Developed Markets SMID Cap Index - $14,888
S&P 500® Total Return Index - $15,503
MSCI World SMID Cap Index Gross Total Return - $13,259
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
8/17/2022
7/31/2023
7/31/2024
7/31/2025
6/30/2023
6/30/2024
7/31/2025

Annual Performance

Annualized Returns for the Periods Ended July 31, 2025	1 Year	Since Inception (8/17/2022)
Aztlan Global Stock Selection DM SMID ETF	26.03%	12.10%
Solactive Aztlan Global Developed Markets SMID Cap Index	28.23%	14.42%
S&P 500® Total Return Index	16.33%	16.00%
MSCI World SMID Cap Index Gross Total Return	12.00%	10.02%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.aztlanetfs.com/aztd/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of 26.03%. This compares to the 28.23% total return of the Solactive Aztlan Global Developed Markets SMID Cap Index, the 16.33% total return of the benchmark, the S&P 500® Total Return Index, and 12.00% for the MSCI World SMID Cap Index Gross Total Return for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Industrials and Utilities were the leading contributors, while Materials and Consumer Discretionary were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Inveco Group N.V., Celestica Inc, and Swissquote Group Holding SA. Conversely, the leading detractors included Abercrombie & Fitch Co, Methanex Corp, and Alkami Technology Inc.

Aztlan Global Stock Selection DM SMID ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$30,921
Number of Holdings	52
Total Advisory Fee Paid	$208,589
Portfolio Turnover Rate	316%

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown (% total of net assets)

Industrial
28.0%
Consumer, Cyclical
21.9%
Financial
18.0%
Consumer, Non-cyclical
14.0%
Technology
11.8%
Utilities
2.1%
Communications
2.0%
Basic Materials
2.0%
Cash & Other
0.2%

Top Ten Holdings	(Percentage of Total Net Assets)
SCREEN Holdings Co. Ltd.	2.1
dormakaba Holding AG	2.1
Centrica PLC	2.1
Sterling Infrastructure, Inc.	2.1
Marks & Spencer Group PLC	2.0
JB Hi-Fi Ltd.	2.0
Pandora AS	2.0
Wartsila OYJ Abp	2.0
Swissquote Group Holding SA	2.0
Buzzi SpA	2.0

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

How has the Fund changed?

Effective October 14, 2024, the Fund made changes to its principal investment strategies in connection with revisions to the index methodology for the Solactive Aztlan Global Developed Markets SMID Cap Index, the Fund's underlying index (the "Index"). The Index methodology was revised to broaden diversification and update its selection approach. The number of holdings increased from 27 to 50, the Index began rebalancing quarterly instead of monthly, and a new “Stable Quality” factor was introduced to guide stock selection. In addition, the prior restriction on investment in Energy sector securities was removed. The Fund's principal investment strategies were updated to incorporate the changes to the Index methodology.

For more complete information, please see the Fund's prospectus.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.aztlanetfs.com/aztd/.

Aztlan North America Nearshoring Stock Selection ETF Tailored Shareholder Report

annual Shareholder Report July 31, 2025 Aztlan North America Nearshoring Stock Selection ETF Ticker: NRSH (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Aztlan North America Nearshoring Stock Selection ETF (the "Fund") for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at www.aztlanetfs.com/nrsh/. You can also request this information by contacting us at (800) 886-4107 or by writing the Fund at Aztlan North America Nearshoring Stock Selection ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

This report describes changes to the Fund that occurred after the reporting period.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aztlan North America Nearshoring Stock Selection ETF	$75	0.76%

Cumulative Performance

(Initial Investment of $10,000)

Aztlan North America Nearshoring Stock Selection ETF (NAV) - $10,701
S&P 500® Total Return Index - $14,250
Aztlan North America Nearshoring Total Return Index - $10,949
15,000
14,000
13,000
12,000
11,000
10,000
11/29/2023
12/31/2023
2/29/2024
4/30/2024
6/30/2024
8/31/2024
10/31/2024
12/31/2024
2/28/2025
4/30/2025
6/30/2025
7/31/2025

Annual Performance

Annualized Returns for the Periods Ended July 31, 2025	1 Year	Since Inception 11/29/2023
Aztlan North America Nearshoring Stock Selection ETF	-3.61%	4.14%
Aztlan North America Nearshoring Price Return Index	-2.01%	5.58%
S&P 500® Total Return Index	16.33%	23.61%

The fund’s past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.aztlanetfs.com/nrsh/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated a total return of -3.61%. This compares to the -2.01% total return of the Aztlan North America Nearshoring Price Return Index, and the 16.33% total return of the benchmark, the S&P 500® Total Return Index.

From a sector perspective, based on performance attribution to the overall portfolio, Real Estate was the leading contributor, while Industrials was the leading detractor.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Fibra MTY S.A.P.I. De C.V. and Air Transport Services Group Inc. Conversely, the leading detractors included Universal Logistics Holdings Inc and TFI International Inc.

Aztlan North America Nearshoring Stock Selection ETF Tailored Shareholder Report

Key Fund Statistics

(as of July 31, 2025)

Fund Size (Thousands)	$10,059
Number of Holdings	31
Total Advisory Fee Paid	$78,163
Portfolio Turnover Rate	184%

What did the Fund invest in?

(as of July 31, 2025)

Sector Breakdown (% total of net assets)

Financial
50.8%
Industrial
42.8%
Consumer, Non-cyclical
5.1%
Consumer, Cyclical
1.0%
Cash & Other
0.3%

Top Ten Holdings	(Percentage of Total Net Assets)
Matson, Inc.	6.2
SBA Communications Corp.	5.6
Expeditors International of Washington, Inc.	5.6
ArcBest Corp.	5.4
Hub Group, Inc.	5.4
Prologis Property Mexico SA de CV	5.2
Kirby Corp.	5.1
Terreno Realty Corp.	4.9
Dream Industrial Real Estate Investment Trust	4.9
STAG Industrial, Inc.	4.8

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

How has the Fund changed?

Effective August 17, 2025, the Fund made changes to its principal investment strategies in connection with revisions to the index methodology for the Aztlan North America Nearshoring Price Return Index, the Fund's underlying index (the "Index"). The Index methodology was revised to refine its selection approach and better capture companies expected to benefit from the nearshoring trend in North America. The Index now uses a rules-based framework to identify nearshoring beneficiaries, narrows the eligible universe to 70 companies annually using a factor-based model, and requires a minimum trading volume threshold. In addition, constituents are now equally weighted at each rebalance. The Fund's principal investment strategies were updated to incorporate the changes to the Index methodology. For more complete information, please see the Fund’s prospectus.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.aztlanetfs.com/nrsh/.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Aztlan Global Stock Selection DM SMID ETF

	FYE 7/31/2025	FYE 7/31/2024
(a) Audit Fees	$14,000	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Aztlan North America Nearshoring Stock Selection ETF

	FYE 7/31/2025	FYE 7/31/2024
(a) Audit Fees	$13,500	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2025	FYE 7/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 7/31/2025	FYE 7/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial Statements

July 31, 2025

Tidal Trust I

●	Aztlan Global Stock Selection DM SMID ETF	| AZTD	| NYSE Arca, Inc.
●	Aztlan North America Nearshoring Stock Selection ETF	| NRSH	| NYSE Arca, Inc.

Aztlan ETFs

Schedule of Investments	Aztlan Global Stock Selection
DM SMID ETF

July 31, 2025

COMMON STOCKS - 99.8%	Shares	Value
Apparel - 2.0%
Crocs, Inc.(a)	6,109	$609,251

Auto Manufacturers - 1.9%
Iveco Group NV	28,797	598,379

Auto Parts & Equipment - 2.0%
Toyo Tire Corp.	29,141	620,404

Building Materials - 5.8%
Buzzi SpA	12,026	629,303
Griffon Corp.	7,650	621,716
Sanwa Holdings Corp.	19,821	544,997
		1,796,016

Chemicals - 2.0%
Methanex Corp.	18,402	616,528

Commercial Services - 6.0%
Toast, Inc. - Class A(a)	12,618	616,263
TriNet Group, Inc.	9,040	613,002
Upbound Group, Inc.	29,623	611,271
		1,840,536

Computers - 3.9%
Indra Sistemas SA	14,998	623,808
Insight Enterprises, Inc.(a)	4,885	579,263
		1,203,071

Distribution/Wholesale - 2.0%
Nippon Gas Co. Ltd.	33,812	617,511

Diversified Financial Services - 12.0%
Enova International, Inc.(a)	5,880	614,813
Nordnet AB publ	22,798	619,016
OSB Group PLC	85,321	627,775
Swissquote Group Holding SA	941	630,964
Victory Capital Holdings, Inc. - Class A	8,952	616,882
Virtu Financial, Inc. - Class A	13,885	612,884
		3,722,334

Electrical Components & Equipment - 2.0%
Nexans SA	4,280	619,679

Electronics - 6.1%
Celestica, Inc.(a)	2,990	599,081
dormakaba Holding AG	657	636,733
SCREEN Holdings Co. Ltd.	8,071	642,484
		1,878,298

Engineering & Construction - 8.1%
ACS Actividades de Construccion y Servicios SA	8,959	619,340
Comfort Systems USA, Inc.	874	614,684
HOCHTIEF AG	2,862	627,949
Sterling Infrastructure, Inc.(a)	2,371	634,456
		2,496,429

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	Aztlan Global Stock Selection
DM SMID ETF

July 31, 2025

Food - 4.1%
Marks & Spencer Group PLC	137,479	633,124
Pilgrim's Pride Corp.	13,092	620,430
		1,253,554

Gas - 2.1%
Centrica PLC	292,063	636,180

Hand/Machine Tools - 2.0%
Konecranes OYJ	7,246	607,904

Healthcare-Services - 3.9%
DaVita, Inc.(a)	4,320	606,398
Medpace Holdings, Inc.(a)	1,427	609,615
		1,216,013

Insurance - 6.0%
NMI Holdings, Inc.(a)	16,711	623,655
Palomar Holdings, Inc.(a)	4,707	623,630
Skyward Specialty Insurance Group, Inc.(a)	12,173	615,710
		1,862,995

Leisure Time - 2.0%
Round One Corp.	60,453	625,840

Machinery-Diversified - 2.0%
Wartsila OYJ Abp	22,762	631,503

Media - 2.0%
ITV PLC	575,750	627,058

Retail - 12.0%
Abercrombie & Fitch Co. - Class A(a)	6,329	607,711
Caleres, Inc.	44,788	614,939
Gap, Inc.	31,749	617,836
JB Hi-Fi Ltd.	8,800	632,877
Pandora AS	3,800	632,668
Skylark Holdings Co. Ltd.	32,136	613,594
		3,719,625

Software - 7.9%
Alkami Technology, Inc.(a)	26,764	596,569
Clear Secure, Inc. - Class A	20,999	617,581
Pro Medicus Ltd.	3,035	628,999
TeamViewer SE(a)(b)	57,928	597,374
		2,440,523

Transportation - 2.0%
Wallenius Wilhelmsen ASA	69,364	625,684
TOTAL COMMON STOCKS (Cost $27,225,154)		30,865,315

SHORT-TERM INVESTMENTS

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
First American Government Obligations Fund - Class X, 4.23%(c)(d)	567,254	567,254
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $567,254)

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	Aztlan Global Stock Selection
DM SMID ETF

July 31, 2025

MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.23%(c)	84,910	84,910
TOTAL MONEY MARKET FUNDS (Cost $84,910)

TOTAL INVESTMENTS - 101.9% (Cost $27,877,318)		31,517,479
Liabilities in Excess of Other Assets - (1.9)%		(596,366)
TOTAL NET ASSETS - 100.0%		$30,921,113

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $597,374 or 1.9% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

(d)	All or a portion of this security has been pledged as collateral. The total value of assets committed as collateral as of July 31, 2025 is $567,254 which represented 1.8% of net assets.

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	Aztlan North America Nearshoring
Stock Selection ETF

July 31, 2025

REAL ESTATE INVESTMENT TRUSTS - COMMON - 50.8%	Shares	Value
Dream Industrial Real Estate Investment Trust	58,745	$489,489
EastGroup Properties, Inc.	2,289	373,656
FIBRA Macquarie Mexico(b)	60,639	99,323
Fibra MTY SAPI de CV	143,885	102,096
First Industrial Realty Trust, Inc.	8,644	421,136
Granite Real Estate Investment Trust	1,986	104,992
Innovative Industrial Properties, Inc.	1,809	93,525
Iron Mountain, Inc.	3,638	354,196
LXP Industrial Trust	58,999	457,832
Plymouth Industrial REIT, Inc.	6,271	91,055
Prologis Property Mexico SA de CV	136,498	518,342
Rexford Industrial Realty, Inc.	12,644	461,885
SBA Communications Corp.	2,515	565,171
STAG Industrial, Inc.	14,030	481,650
Terreno Realty Corp.	8,884	492,973
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,139,260)		5,107,321

COMMON STOCKS - 48.9%

Commercial Services - 5.1%
GXO Logistics, Inc.(c)	8,048	400,066
Promotora y Operadora de Infraestructura SAB de CV	9,040	107,063
		507,129

Storage-Warehousing - 1.0%
Westshore Terminals Investment Corp.	5,123	104,531

Transportation - 42.8%(a)
ArcBest Corp.	7,448	544,672
Canadian National Railway Co.	3,437	321,637
Canadian Pacific Kansas City Ltd.	5,473	402,539
Cargojet, Inc.	1,493	106,834
Expeditors International of Washington, Inc.	4,807	558,766
GMexico Transportes SAB de CV(b)	28,825	49,755
Grupo Traxion SAB de CV(b)(c)	98,856	86,788
Hub Group, Inc. - Class A	15,416	539,868
Kirby Corp.(c)	5,385	513,244
Matson, Inc.	5,834	622,955
Mullen Group Ltd.	9,863	93,954
Norfolk Southern Corp.	1,681	467,318
TOTAL COMMON STOCKS (Cost $4,787,808)		4,919,990

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 4.23%(d)	32,829	32,829
TOTAL MONEY MARKET FUNDS (Cost $32,829)		32,829

TOTAL INVESTMENTS - 100.0% (Cost $9,959,897)		10,060,140
Liabilities in Excess of Other Assets - (0.0)%(e)		(1,152)
TOTAL NET ASSETS - 100.0%		$10,058,988

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2025, the value of these securities total $235,866 or 2.3% of the Fund’s net assets.

(c)	Non-income producing security.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

(e)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	4

Statements of Assets and Liabilities	Aztlan ETFs

July 31, 2025

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF
ASSETS:
Investments, at value (Note 2)	$31,517,479	$10,060,140
Receivable for investments sold	11,603,446	–
Receivable for fund shares sold	5,572,680	–
Dividend tax reclaims receivable	20,494	512
Dividends receivable	16,803	4,478
Return of capital distributions receivable	–	528
Security lending income receivable (Note 7)	120	–
Total assets	48,731,022	10,065,658

LIABILITIES:
Payable for investments purchased	11,723,662	–
Payable for capital shares redeemed	5,499,200	–
Payable upon return of securities loaned	567,254	–
Payable to adviser (Note 4)	19,793	6,670
Total liabilities	17,809,909	6,670
NET ASSETS	$30,921,113	$10,058,988

NET ASSETS CONSISTS OF:
Paid-in capital	$28,040,029	$10,776,994
Total distributable earnings/(accumulated losses)	2,881,084	(718,006)
Total net assets	$30,921,113	$10,058,988

Net assets	$30,921,113	$10,058,988
Shares issued and outstanding(a)	1,125,000	475,000
Net asset value per share	$27.49	$21.18

COST:
Investments, at cost	$27,877,318	$9,959,897

LOANED SECURITIES:
at value (included in receivable for investments sold)	$549,650	$–

(a)       Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	5

Statements of Operations	Aztlan ETFs

For the Year Ended July 31, 2025

	Aztlan Global Stock Selection DM SMID ETF	Aztlan North America Nearshoring Stock Selection ETF
INVESTMENT INCOME:
Dividend income	$691,815	$257,613
Less: Foreign withholding taxes	(80,392)	(23,947)
Securities lending income (Note 7)	144	–
Total investment income	611,567	233,666

EXPENSES:
Investment advisory fee (Note 4)	208,589	78,163
Income tax expense	–	747
Total expenses	208,589	78,910
NET INVESTMENT INCOME	402,978	154,756

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	2,686,482	33,502
Foreign currency translation	(228,223)	(23,975)
Net realized gain (loss)	2,458,259	9,527
Net change in unrealized appreciation (depreciation) on:
Investments	3,669,450	(639,765)
Foreign currency translation	37,938	(2)
Net change in unrealized appreciation (depreciation)	3,707,388	(639,767)
Net realized and unrealized gain (loss)	6,165,647	(630,240)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$6,568,625	$(475,484)

The accompanying notes are an integral part of these financial statements.	6

Statements of Changes in Net Assets	Aztlan ETFs

	Aztlan Global Stock Selection DM SMID ETF		Aztlan North America Nearshoring Stock Selection ETF
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Period ended July 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$402,978	$744,196	$154,756	$62,044
Net realized gain (loss)	2,458,259	(979,294)	9,527	(25,757)
Net change in unrealized appreciation (depreciation)	3,707,388	(426,657)	(639,767)	740,010
Net increase (decrease) in net assets from operations	6,568,625	(661,755)	(475,484)	776,297

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(490,870)	(54,687)	(87,704)	(14,697)
Total distributions to shareholders	(490,870)	(54,687)	(87,704)	(14,697)

CAPITAL TRANSACTIONS:
Shares sold	7,326,757	7,890,675	8,512,258	9,767,045
Shares redeemed	(8,024,598)	(27,563,948)	(8,418,810)	–
ETF transaction fees (See Note 9)	–	–	83	–
Net increase (decrease) in net assets from capital transactions	(697,841)	(19,673,273)	93,531	9,767,045

NET INCREASE (DECREASE) IN NET ASSETS	5,379,914	(20,389,715)	(469,657)	10,528,645
NET ASSETS:
Beginning of the period	25,541,199	45,930,914	10,528,645	–
End of the period	$30,921,113	$25,541,199	$10,058,988	$10,528,645

SHARES TRANSACTIONS
Shares sold	275,000	375,000	400,000	475,000
Shares redeemed	(300,000)	(1,300,000)	(400,000)	–
Total increase (decrease) in shares outstanding	(25,000)	(925,000)	–	475,000

(a)       Inception date of the Fund was November 29, 2023.

The accompanying notes are an integral part of these financial statements.	7

Financial Highlights	Aztlan Global Stock Selection
DM SMID ETF

For a share outstanding throughout the periods presented

	Year ended July 31,		Period ended
	2025	2024	July 31, 2023(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.21	$22.14	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.41	0.29
Net realized and unrealized gain (loss) on investments(c)	5.36	(0.31)	1.85
Total from investment operations	5.71	0.10	2.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.03)	–
Total distributions	(0.43)	(0.03)	–
ETF transaction fees per share	–	–	0.00(d)
Net asset value, end of period	$27.49	$22.21	$22.14

TOTAL RETURN(e)	26.03%	0.44%	10.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,921	$25,541	$45,931
Ratio of expenses to average net assets(f)	0.75%	0.75%	0.75%
Ratio of tax expense to average net assets(f)	–%	–%	0.00%(h)
Ratio of net investment income (loss) to average net assets(f)	1.45%	1.97%	1.49%
Portfolio turnover rate(e)(g)	316%	931%	986%

(a)	Inception date of the Fund was August 17, 2022.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

(h)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.	8

Financial Highlights	Aztlan North America Nearshoring
Stock Selection ETF

For a share outstanding throughout the periods presented

	Year ended July 31, 2025	Period ended July 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.17	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.32	0.14
Net realized and unrealized gain (loss) on investments(c)	(1.13)	2.07
Total from investment operations	(0.81)	2.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.04)
Total distributions	(0.18)	(0.04)

ETF transaction fees per share	0.00(d)	–
Net asset value, end of period	$21.18	$22.17

TOTAL RETURN(e)	-3.61%	11.01%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,059	$10,529
Ratio of expenses to average net assets(f)	0.76%	0.75%
Ratio of tax expenses to average net assets(f)	0.01%	–%
Ratio of operational expenses to average net assets excluding tax expense(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	1.54%	1.02%
Portfolio turnover rate(e)(g)	184%	85%

(a)	Inception date of the Fund was November 29, 2023.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.	9

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

NOTE 1 – ORGANIZATION

The Aztlan Global Stock Selection DM SMID ETF (the “Global Fund”) and the Aztlan North America Nearshoring Stock Selection ETF (the “Nearshoring Fund”) (each, a “Fund,” and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”) . The Global Fund is a diversified series and the Nearshoring Fund is a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Global Fund commenced operations on August 17, 2022, and the Nearshoring Fund commenced operations on November 29, 2023.

The investment objective of the Global Fund is to track the performance, before fees and expenses, of the Solactive Aztlan Global Developed Markets SMID Cap Index. Effective October 14, 2024, the Index methodology was revised. The investment objective of the Nearshoring Fund is to track the performance, before fees and expenses, of the Aztlan North America Nearshoring Price Return Index. Effective August 17, 2025, the Index methodology was revised.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over- the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2025:

Global Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$30,865,315	–	–	$30,865,315
Investments Purchased with Collateral from Securities Lending	567,254	–	–	567,254
Money Market Funds	84,910	–	–	84,910
Total Investments	$31,517,479	–	–	$31,517,479

Nearshoring Fund

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts - Common	$5,107,321	–	–	$5,107,321
Common Stocks	4,919,990	–	–	4,919,990
Money Market Funds	32,829	–	–	32,829
Total Investments	$10,060,140	–	–	$10,060,140

Refer to the Schedules of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. The Funds have each elected to be taxed as a regulated investment company (“RIC”) and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of July 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. Each Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

D.	Return of Capital Distributions. During the period ended July 31, 2025, the AZTD ETF received $584,689 in distributions from portfolio companies that were classified as return of capital for tax purposes. These amounts are excluded from dividend income in the Statements of Operations and have been recorded as a reduction of the cost basis of the related investments.

E.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

F.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Share Valuation. The net asset value (“NAV”) per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

I.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.	Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to adjustments for redemptions in-kind. These reclassifications have no effect on net assets or NAV per Share. For the year ended July 31, 2025, the following reclassification adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings
Global Fund	$1,890,911	$(1,890,911)
Nearshoring Fund	$916,418	$(916,418)

During the year ended July 31, 2025, the Global Fund and Nearshoring Fund realized $1,918,733 and $977,231, respectively, in net capital gains resulting from in-kind redemptions, in which Account Participants exchanged Fund Shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

A.	Concentration & Limited Holdings Risks (Nearshoring Fund Only). The Fund may concentrate its investments in one or more of the industries related to the types of companies noted below. As a result, the Fund will be subject to the company risks noted below. In addition, the Fund will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

•	Risks of Investing in Cybersecurity Companies. Companies in the cybersecurity field face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Cybersecurity companies may have limited product lines, markets, financial resources or personnel. The products of cybersecurity companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the cybersecurity field are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Additionally, companies in the cybersecurity field may be the target of cyber-attacks, which, if successful, could significantly or permanently damage a company’s reputation, financial condition and ability to conduct business in the future.

•	Risks of Investing in Industrial Companies. Industrials companies are engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Industrials companies may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

•	Risks of Investing in Infrastructure Companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets.

•	Risks of Investing in Semi-Conductor Companies. The risks of investments in semi-conductor companies include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semi-conductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semi-conductor industry may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.

•	Risks of Investing in Transportation Logistics Companies. Investing in transportation logistics companies carries inherent risks. These companies are highly susceptible to fluctuations in fuel prices, which can significantly impact operational costs. Regulatory changes, environmental concerns, and geopolitical tensions can disrupt international shipping routes and trade agreements. Additionally, infrastructure failures, accidents, or labor disputes can lead to delays and increased costs, while intense competition in the sector can further pressure profit margins.

B.	Equity Market Risk. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which a Fund invests. Common stocks, such as those held by a Fund, are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

C.	ETF Risk.

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

D.	Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, each Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

•	Investing in Canada Risks (Nearshoring Fund Only). Risks of investing in Canadian issuers center around the country’s economic dependency on natural resources and the potential volatility of commodity prices. Additional risks stem from currency fluctuations, regulatory changes, and political instability. Furthermore, the heavy reliance on the U.S. market and the lack of economic diversification introduces geographic concentration risk. Interest rate changes, complexity in the taxation system, and the impact of environmental change on resource-focused sectors further influence investment risks.

•	Investing in Mexico Risks (Nearshoring Fund Only). Investing in Mexican issuers exposes investors to several risks, including economic risk due to reliance on industries like manufacturing, petroleum, and tourism. Currency risk arises from potential depreciation of the Mexican peso, and political risk is driven by instability and changeable government policies. The close economic ties with the U.S. introduce geographic concentration risk, while changes in Banco de México’s interest rates could affect company performance. Furthermore, the complexity of Mexico’s tax system, security issues in certain regions, and the potential erosion of investment value by inflation all contribute to investment risk.

E.	General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in a Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price a Fund originally paid for it, or less than it was worth at an earlier time. Securities in each Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

F.	Geographic Concentration Risk (Nearshoring Fund Only). Because the Fund focuses its investments only in the United States, Canada, and Mexico, it may be more volatile than a more geographically diversified fund.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

G.	High Portfolio Turnover Risk. Each Index is expected to have a high portfolio turnover rate. As a result, each Fund is likewise expected to frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund’s due to an increase in short-term capital gains.

H.	Limited Holdings Risk (Global Fund Only). Although the Fund does not intend to concentrate in any particular industry, it will hold a limited number of securities. As a result, it may be more volatile and have a greater risk of loss than more broadly diversified funds.

I.	Market Capitalization Risk.

•	Large-Capitalization Investing (Nearshoring Fund Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

•	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

J.	Models and Data Risk. The composition of each Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to securities being included in or excluded from an Index that would have been excluded or included had the Models and Data been correct and complete. If the composition of an Index reflects such errors, the Funds’ portfolios can be expected to reflect the errors, too.

K.	Newer Fund Risk. Each Fund is newer with a limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions. While total operating expenses of the Fund will be limited by the Fund’s unitary management fee, there can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

L.	Non-Diversification Risk (Nearshoring Fund Only). Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

M.	Passive Investment Risk. The Funds invest in the securities included in, or representative of, their respective Index regardless of their investment merit. Each Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

N.	Tracking Error Risk. As with all index Funds, the performance of each Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

O.	Operational Risk. The Funds are subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Funds’ service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Funds rely on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Funds’ ability to meet their investment objectives. Although the Funds and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day -to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Investment
Fund	Advisory Fee
Global Fund	0.75%
Nearshoring Fund	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended July 31, 2025 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Aztlan Equity Management, LLC (“Aztlan”) under which Aztlan assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). Although Aztlan has agreed to be responsible for all of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. Aztlan will also provide marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds. For these services and payments, Aztlan is entitled to a fee, to be paid by the Adviser, based on the total Investment Advisory Fees earned by the Adviser under the Advisory Agreement less the Unitary Expenses. Aztlan does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Global Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker ("CODM"). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Global Fund	$88,915,083	$87,723,221
Nearshoring Fund	18,946,670	19,330,420

For the year ended July 31, 2025, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the year ended July 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales and Maturities	Realized Gain (Loss)
Global Fund	$7,278,215	$7,979,647	$1,918,733
Nearshoring Fund	8,338,408	7,786,356	977,231

NOTE 7 – SECURITIES LENDING

The Global Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Global Fund. The Global Fund receives compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Global Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Global Fund. The Global Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of July 31, 2025, the market value of the securities on loan and payable on collateral received for securities lending for the Global Fund were as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
Global Fund	$549,650	$567,254	1.8%

As of July 31, 2025, the Global Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested in the First American Government Obligations Fund of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $ 1.00. Although risk is mitigated by the collateral, the Global Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Global Fund bears the risk of loss associated with the investment of cash collateral received.

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

The cash collateral invested in the First American Government Obligations Fund is listed in the Global Fund’s Schedule of Investments. Securities lending income is disclosed in the Global Fund’s Statement of Operations.

The Global Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal periods ended July 31, 2025 and July 31, 2024, were as follows:

Fund	Distributions paid from:	July 31, 2025	July 31, 2024
Global Fund	Ordinary Income	$490,870	$54,687
Nearshoring Fund	Ordinary Income	$87,704	$14,697

As of the fiscal year ended July 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Global Fund	Nearshoring Fund
Investments, at cost(a)	$27,995,785	$10,230,567
Gross tax unrealized appreciation	4,565,381	421,065
Gross tax unrealized depreciation	(1,043,687)	(591,492)
Net tax unrealized appreciation (depreciation)	3,521,694	(170,427)
Undistributed ordinary income (loss)	198,129	81,498
Undistributed long-term capital gain (loss)	—	—
Total distributable earnings	198,129	81,498
Other accumulated gain (loss)	(838,739)	(629,077)
Total distributable earnings/(accumulated losses)	$2,881,084	$(718,006)

(a)	The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds’ next taxable year. As of the fiscal year ended July 31, 2025, the Funds had not elected to defer any post-October or late-year losses. As of the fiscal year ended July 31, 2025, the Global Fund and Nearshoring Fund had short-term capital loss carryovers of $838,739 and $441,131, respectively, which do not expire. As of the fiscal year ended July 31, 2025, the Nearshoring Fund had long-term capital loss carryovers of $187,946, which do not expire. As of July 31, 2025, the Global Fund utilized $861,210 of capital loss carryovers.

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units for the Funds of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the

Notes to the Financial Statements	Aztlan ETFs

July 31, 2025

transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of the Trust. Management has determined that there are no other subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm	Aztlan ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Aztlan ETFs and

Board of Trustees of Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aztlan Global Stock Selection DM SMID ETF and Aztlan North America Nearshoring Stock Selection ETF (the “Funds”), each a series of Tidal Trust I, as of July 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

	Statements of	Statements of Changes in
Fund Name	Operations	Net Assets	Financial Highlights
Aztlan Global Stock Selection DM SMID ETF	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025 and 2024 and the period from August 17, 2022 (commencement August 17, 2022 (commencement of operations) through July 31, 2023
Aztlan North America Nearshoring Stock Selection ETF	For the year ended July 31, 2025	For the year ended July 31, 2025 and for the period from November 29, 2023 (commencement of operations) through July 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investment LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

September 29, 2025

Other Non-Audited Information (Unaudited)	Aztlan ETFs

July 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended July 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aztlan Global Stock Selection DM SMID ETF	66.30%
Aztlan North American Nearshoring Stock Selection ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2025, was as follows:

Aztlan Global Stock Selection DM SMID ETF	11.51%
Aztlan North American Nearshoring Stock Selection ETF	58.82%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended July 31, 2025, was as follows:

Aztlan Global Stock Selection DM SMID ETF	0.00%
Aztlan North American Nearshoring Stock Selection ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on April 3, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Aztlan Global Stock Selection DM SMID ETF (the “AZTD ETF”) and Aztlan North America Nearshoring Stock Selection ETF (the “NRSH ETF”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds, including trade execution. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the Funds, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as a passively-managed ETF. The Board noted that each Fund is designed to track the performance of an index and the Adviser is responsible for trade execution.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board noted that each Fund was designed to track the performance of an index and considered the extent to which each Fund tracked its index, before fees and expenses, in addition to the performance of each Fund (at net asset value) against its benchmark index and respective custom peer group.

The Board considered the performance of the AZTD ETF on an absolute basis, in comparison to its underlying index (the Solactive Aztlan Global Developed Markets SMID Cap Index Total Return), in comparison to its primary benchmark index (the MSCI World SMID Cap Index Gross Total Return) and a secondary benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC (“AltaVista”), a third-party ETF research firm, utilizing a peer group selection process managed by Barrington Partners (“Barrington”), an independent investment management analytics consulting firm, comparing the AZTD ETF to a customized group of ETFs selected by Barrington (the “AZTD Peer Group”). The Board considered the Fund’s performance compared to its underlying index and noted factors that contributed to tracking error. The Board noted that the Fund underperformed the MSCI World SMID Cap Index Gross Total Return and the S&P 500 Total Return Index over the one-year and since inception periods ended February 28, 2025. The Board considered that the Fund underperformed the AZTD Peer Group median and average over the one-year period ended February 28, 2025. The Board also noted that the Fund ranked fifth out of seven funds in the AZTD Peer Group over the one-year period ended February 28, 2025.

The Board considered the performance of the NRSH ETF on an absolute basis, in comparison to its underlying index (the Aztlan North America Nearshoring Total Return Index), and in comparison to its primary benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista, utilizing a peer group selection process managed by Barrington, comparing the NRSH ETF to a customized group of ETFs selected by Barrington (the “NRSH Peer Group”). The Board considered the Fund’s performance compared to its underlying index and noted factors that contributed to tracking error. The Board noted that the Fund underperformed the S&P 500 Total Return Index over the one-year and since inception periods ended February 28, 2025. The Board considered that the Fund had negative absolute returns and trailed the NRSH Peer Group average, but outperformed the NRSH Peer Group median, over the one-year period ended February 28, 2025. The Board also noted that the Fund ranked third out of six funds in the NRSH Peer Group over the one-year period ended February 28, 2025.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee for each Fund was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of each Fund’s sponsor, Aztlan Equity Management, LLC, to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

The Board considered that the AZTD ETF’s advisory fee of 0.75% was below the AZTD Peer Group average of 0.907%, and that the Fund’s expense ratio of 0.75% was below the AZTD Peer Group average of 0.848%.

The Board considered that the NRSH ETF’s advisory fee of 0.75% was above the NRSH Peer Group average of 0.624%, and that the Fund’s expense ratio of 0.75% was above the NRSH Peer Group average of 0.614%.

The Board concluded that each Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Funds by the Adviser given the nature of each Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with each Fund and the profitability of each Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and that while the NRSH ETF was not yet profitable on an aggregate basis, the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Funds Grow. The Board compared each Fund’s expenses relative to its applicable peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.
5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of the renewal of the Advisory Agreement for an additional term ending April 30, 2026 was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	October 3, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	October 3, 2025

* Print the name and title of each signing officer under his or her signature.